Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions
17.	Related Party Transactions

Key management compensation

Key management personnel at the Company are the directors and officers of the Company. The remuneration of key management personnel during the years ended December 31, 2025 and 2024 are as follows:

In $000s	2025	2024
Director remuneration	$486	$382
Officer & key management remuneration[1]	$6,040	$4,206
Share-based payments	$19,611	$9,128

(1)	Remuneration consists exclusively of salaries and bonuses for officers and key management. These costs are components of administrative compensation, consulting and exploration and evaluation expense categories in the consolidated statement of loss and comprehensive loss.

Share-based payment expenses to related parties recorded in exploration and evaluation expense and general and administrative expense during the years ended December 31, 2025 and 2024 are as follows:

In $000s	2025	2024
Exploration and evaluation expense	$—	$907
General and administrative expense	$19,611	$8,221

Accounts payable and accrued liabilities

Included in accounts payable and accrued liabilities at December 31, 2025 is $3,881,000 (2024 – $2,106,000) which is owed to key management personnel in relation to key management compensation noted above.